Acquisition (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net income (loss) per share	$ (0.25)	$ (0.08)	$ (0.63)	$ (0.33)	$ (0.50)	$ (0.21)
Weighted average number of shares outstanding	3,165,100	3,115,625	3,147,918	3,115,625	3,115,625	3,115,625
Business Acquisitions [Member]
Revenues, net			$ 39,511,848	$ 46,582,000	$ 7,333,847	$ 7,588,524
Net income (loss) allocable to common shareholders			$ (2,423,507)	$ 544,000	$ (1,541,873)	$ (608,293)
Net income (loss) per share			$ (0.77)	$ 0.17	$ (0.50)	$ (0.20)
Weighted average number of shares outstanding			3,165,625	3,165,625	3,115,625	3,115,625